Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Yew Bio-Pharm Group, Inc.
Entity Central Index Key	0001548240
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		50,000,000